Redeemable Convertible Preferred Stock (Details) - Fair Value, Inputs, Level 3 [Member]	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected life of the redemption in years	1 year	1 year
Risk free interest rate	0.85%	1.24%
Expected annual volatility	174.84%	170.64%
Annual rate of dividends	0.00%	0.00%